PIMCO Variable Insurance Trust

Supplement Dated December 13, 2011 to the

Administrative Class Prospectus (dated April 29, 2011) (the “Prospectus”), as supplemented from time to time

Disclosure Related to the Duration of the Portfolios

Effective immediately, the second sentence of the second paragraph of the “Principal Investment Strategies” section of the PIMCO Foreign Bond Portfolio (Unhedged)’s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 7.33 years.

In addition, effective immediately, the third sentence of the second paragraph of the “Principal Investment Strategies” section of the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)’s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-U.S. Index Hedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 7.40 years.

Additionally, effective immediately, the fourth sentence of the second paragraph of the “Principal Investment Strategies” section of the PIMCO Global Bond Portfolio (Unhedged)’s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global FX NY Index Unhedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 6.85 years.

Additionally, effective immediately, the fifth sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO High Yield Portfolio’s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index, as calculated by PIMCO, which as of October 31, 2011 was 3.87 years.

Additionally, effective immediately, the last sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO Real Return Portfolio’s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The effective duration of this Portfolio normally varies within three years (plus or minus) of the effective portfolio duration of the securities comprising the Barclays Capital U.S. TIPS Index, as calculated by PIMCO, which as of October 31, 2011 was 6.57 years.

Additionally, effective immediately, the third sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO Total Return Portfolio’s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital U.S. Aggregate Index, as calculated by PIMCO, which as of October 31, 2011 was 4.71 years.

Additionally, effective immediately, the following sentence is added after the last sentence of the “Characteristics and Risks of Securities and Investment Techniques—Duration” section in the Prospectus:

PIMCO uses an internal model for calculating duration, which may result in a different value for the duration of an index compared to the duration calculated by the index provider or another third party.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP1_121311

PIMCO Variable Insurance Trust

Supplement Dated December 13, 2011 to the

Advisor Class and Class M Prospectus (dated April 29, 2011) (the “Prospectus”), as supplemented from time to time

Disclosure Related to the Duration of the Portfolios

Effective immediately, the second sentence of the second paragraph of the “Principal Investment Strategies” section of the PIMCO Foreign Bond Portfolio (Unhedged)’s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 7.33 years.

In addition, effective immediately, the fourth sentence of the second paragraph of the “Principal Investment Strategies” section of the PIMCO Global Bond Portfolio (Unhedged)’s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global FX NY Index Unhedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 6.85 years.

Additionally, effective immediately, the fifth sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO High Yield Portfolio’s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index, as calculated by PIMCO, which as of October 31, 2011 was 3.87 years.

Additionally, effective immediately, the last sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO Real Return Portfolio’s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The effective duration of this Portfolio normally varies within three years (plus or minus) of the effective portfolio duration of the securities comprising the Barclays Capital U.S. TIPS Index, as calculated by PIMCO, which as of October 31, 2011 was 6.57 years.

Additionally, effective immediately, the third sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO Total Return Portfolio’s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital U.S. Aggregate Index, as calculated by PIMCO, which as of October 31, 2011 was 4.71 years.

Additionally, effective immediately, the following sentence is added after the last sentence of the “Characteristics and Risks of Securities and Investment Techniques – Duration” section in the Prospectus:

PIMCO uses an internal model for calculating duration, which may result in a different value for the duration of an index compared to the duration calculated by the index provider or another third party.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP2_121311

PIMCO Variable Insurance Trust

Supplement Dated December 13, 2011 to the

Institutional Class Prospectus (dated April 29, 2011) (the “Prospectus”), as supplemented from time to time

Disclosure Related to the Duration of the Portfolios

Effective immediately, the third sentence of the second paragraph of the “Principal Investment Strategies” section of the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)’s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-U.S. Index Hedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 7.40 years.

In addition, effective immediately, the fourth sentence of the second paragraph of the “Principal Investment Strategies” section of the PIMCO Global Bond Portfolio (Unhedged)’s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global FX NY Index Unhedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 6.85 years.

Additionally, effective immediately, the fifth sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO High Yield Portfolio’s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index, as calculated by PIMCO, which as of October 31, 2011 was 3.87 years.

Additionally, effective immediately, the last sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO Real Return Portfolio’s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The effective duration of this Portfolio normally varies within three years (plus or minus) of the effective portfolio duration of the securities comprising the Barclays Capital U.S. TIPS Index, as calculated by PIMCO, which as of October 31, 2011 was 6.57 years.

Additionally, effective immediately, the third sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO Total Return Portfolio’s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital U.S. Aggregate Index, as calculated by PIMCO, which as of October 31, 2011 was 4.71 years.

Additionally, effective immediately, the following sentence is added after the last sentence of the “Characteristics and Risks of Securities and Investment Techniques—Duration” section in the Prospectus:

PIMCO uses an internal model for calculating duration, which may result in a different value for the duration of an index compared to the duration calculated by the index provider or another third party.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP3_121311

PIMCO Variable Insurance Trust

Supplement Dated December 13, 2011 to the

PIMCO Foreign Bond Portfolio (Unhedged) Administrative Class Prospectus (dated April 29,

2011) and PIMCO Foreign Bond Portfolio (Unhedged) Advisor Class Prospectus (dated

April 29, 2011) (collectively, the “Prospectuses”), each as supplemented from time to time

Disclosure Related to the Duration of the PIMCO Foreign Bond Portfolio (Unhedged) (the “Portfolio”)

Effective immediately, the second sentence of the second paragraph of the “Principal Investment Strategies” section of the Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 7.33 years.

In addition, effective immediately, the following sentence is added after the last sentence of the “Characteristics and Risks of Securities and Investment Techniques—Duration” section in the Prospectuses:

PIMCO uses an internal model for calculating duration, which may result in a different value for the duration of an index compared to the duration calculated by the index provider or another third party.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP4_121311

PIMCO Variable Insurance Trust

Supplement Dated December 13, 2011 to the

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Administrative Class Prospectus

(dated April 29, 2011) and PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Institutional Class Prospectus (dated April 29, 2011) (collectively, the “Prospectuses”), each as supplemented from time to time

Disclosure Related to the Duration of the PIMCO Foreign Bond Portfolio (U.S. Dollar-

Hedged) (the “Portfolio”)

Effective immediately, the third sentence of the second paragraph of the “Principal Investment Strategies” section of the Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-U.S. Index Hedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 7.40 years.

In addition, effective immediately, the following sentence is added after the last sentence of the “Characteristics and Risks of Securities and Investment Techniques—Duration” section in the Prospectuses:

PIMCO uses an internal model for calculating duration, which may result in a different value for the duration of an index compared to the duration calculated by the index provider or another third party.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP5_121311

PIMCO Variable Insurance Trust

Supplement Dated December 13, 2011 to the

PIMCO Global Bond Portfolio (Unhedged) Administrative Class Prospectus

(dated April 29, 2011), PIMCO Global Bond Portfolio (Unhedged) Institutional Class Prospectus (dated

April 29, 2011) and PIMCO Global Bond Portfolio (Unhedged) Advisor Class Prospectus

(dated April 29, 2011) (collectively, the “Prospectuses”), each as supplemented from time to time

Disclosure Related to the Duration of the PIMCO Global Bond Portfolio (Unhedged) (the “Portfolio”)

In addition, effective immediately, the fourth sentence of the second paragraph of the “Principal Investment Strategies” section of the Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global FX NY Index Unhedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 6.85 years.

In addition, effective immediately, the following sentence is added after the last sentence of the “Characteristics and Risks of Securities and Investment Techniques—Duration” section in the Prospectuses:

PIMCO uses an internal model for calculating duration, which may result in a different value for the duration of an index compared to the duration calculated by the index provider or another third party.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP6_121311

PIMCO Variable Insurance Trust

Supplement Dated December 13, 2011 to the

PIMCO High Yield Portfolio Administrative Class Prospectus (dated April 29, 2011),

PIMCO High Yield Portfolio Institutional Class Prospectus (dated April 29, 2011) and

PIMCO High Yield Portfolio Advisor Class Prospectus (dated April 29, 2011) (collectively,

the “Prospectuses”), each as supplemented from time to time

Disclosure Related to the Duration of the PIMCO High Yield Portfolio (the “Portfolio”)

In addition, effective immediately, the fifth sentence of the first paragraph of the “Principal Investment Strategies” section of the Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index, as calculated by PIMCO, which as of October 31, 2011 was 3.87 years.

In addition, effective immediately, the following sentence is added after the last sentence of the “Characteristics and Risks of Securities and Investment Techniques—Duration” section in the Prospectuses:

PIMCO uses an internal model for calculating duration, which may result in a different value for the duration of an index compared to the duration calculated by the index provider or another third party.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP7_121311

PIMCO Variable Insurance Trust

Supplement Dated December 13, 2011 to the

PIMCO Real Return Portfolio Administrative Class Prospectus (dated April 29, 2011),

PIMCO Real Return Portfolio Institutional Class Prospectus (dated April 29, 2011) and

PIMCO Real Return Portfolio Advisor Class Prospectus (dated April 29, 2011) (collectively,

the “Prospectuses”), each as supplemented from time to time

Disclosure Related to the Duration of the PIMCO Real Return Portfolio (the “Portfolio”)

In addition, effective immediately, the last sentence of the first paragraph of the “Principal Investment Strategies” section of the Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The effective duration of this Portfolio normally varies within three years (plus or minus) of the effective portfolio duration of the securities comprising the Barclays Capital U.S. TIPS Index, as calculated by PIMCO, which as of October 31, 2011 was 6.57 years.

In addition, effective immediately, the following sentence is added after the last sentence of the “Characteristics and Risks of Securities and Investment Techniques—Duration” section in the Prospectuses:

PIMCO uses an internal model for calculating duration, which may result in a different value for the duration of an index compared to the duration calculated by the index provider or another third party.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP8_121311

PIMCO Variable Insurance Trust

Supplement Dated December 13, 2011 to the

PIMCO Total Return Portfolio Administrative Class Prospectus (dated April 29, 2011),

PIMCO Total Return Portfolio Institutional Class Prospectus (dated April 29, 2011) and

PIMCO Total Return Portfolio Advisor Class Prospectus (dated April 29, 2011)

(collectively, the “Prospectuses”), each as supplemented from time to time

Disclosure Related to the Duration of the PIMCO Total Return Portfolio (the “Portfolio”)

In addition, effective immediately, the third sentence of the first paragraph of the “Principal Investment Strategies” section of the Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital U.S. Aggregate Index, as calculated by PIMCO, which as of October 31, 2011 was 4.71 years.

In addition, effective immediately, the following sentence is added after the last sentence of the “Characteristics and Risks of Securities and Investment Techniques—Duration” section in the Prospectuses:

PIMCO uses an internal model for calculating duration, which may result in a different value for the duration of an index compared to the duration calculated by the index provider or another third party.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP9_121311